Trade and other receivables (Details 1) - INR (₨) ₨ in Thousands	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Statement [Line Items]
Trade receivables from related parties	₨ 0	₨ 0
Other trade receivables	11,265,209	8,946,605
Current trade receivables	11,265,209	8,946,605
Less: Allowance for doubtful receivables	(480,542)	(426,487)	₨ (270,621)
Balance at the end of the year	₨ 10,784,667	₨ 8,520,118